Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary Financial Statement Information [Abstract]
Schedule of non-controlling interest in material partially owned subsidiaries
	December 31,
	2016	2017
Matrix and its subsidiaries	$91,606	$104,750
Sapiens and its subsidiaries	188,470	193,973
Magic and its subsidiaries	107,271	114,925
Other	108	72
	$387,455	$413,720

Schedule of financial income and expenses
	Year ended December 31,
	2015	2016	2017
Financial expenses:
Business combination	$1,204	$2,602	$765
Bank charges, interest and foreign exchange differences	6,370	6,972	18,619
Interest expenses on short-term and long-term loans	6,830	6,061	7,700
Financial costs related to Debentures	551	1,959	2,832
	14,955	17,594	29,916
Financial income:
Income from marketable securities	1,122	865	138
Interest income from deposits and foreign exchange differences	4,300	5,143	8,611
	5,422	6,008	8,749

Total	$(9,533)	$(11,586)	$(21,167)

Schedule of property and equipment located
	December 31,
	2016	2017

Israel	$20,320	$22,615
United States	3,130	4,369
Europe	1,456	1,412
Japan	401	302
Other	823	1,109

Total	$26,130	$29,807

Schedule of revenues classified by geographic area (based on the location of customers)
	Year ended December 31,
	2015	2016	2017
Israel	$570,614	$663,341	$846,298
International:
United States	252,526	283,297	322,892
Europe	112,169	115,444	131,025
Africa	2,529	2,296	24,370
Japan	30,009	38,310	15,763
Other (mainly Asia pacific)	5,347	5,933	14,791
Total	$973,194	$1,108,621	$1,355,139

Schedule of computation basic and diluted net earnings per share
	Year ended December 31,
	2015	2016	2017

Numerator:
Net income basic earnings per share - income available to shareholders	$19,842	$22,455	$10,352

Amount for diluted earnings per share - income available to shareholders	$19,528	$23,207	$10,085

Weighted average shares outstanding
Denominator for basic net earnings per share	14,071	14,214	14,437
Effect of dilutive securities	594	1,311	295

Denominator for diluted net earnings per share	14,665	15,525	14,732

Basic net earnings per share	1.41	1.58	0.72

Diluted net earnings per share	1.33	1.49	0.68